CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Statement Of Financial Position [Abstract]
Common stock subject to possible redemption shares	5,763,508	5,806,939	0
Common stock redemption value per share	$ 10.00	$ 10.00
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	30,000,000	30,000,000	30,000,000
Common stock shares issued	2,441,201	2,397,770	1,437,500
Common stock shares outstanding	2,441,201	2,397,770	1,437,500